INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Years ended March 31,
	2024	2025	2026
	HKD	HKD	HKD
Current	$988,347	$1,100,000	$85,600
Deferred	-	-	-

Total income tax expense	$988,347	$1,100,000	$85,600

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the years ended March 31, 2024, 2025 and 2026 are as follows:

	2024	2025	2026
	HKD	HKD	HKD
Profit/(Loss) before income taxes	$8,077,221	$7,525,533	$(73,967,270)
Statutory income tax rate	16.5%	16.5%	16.5%
Income tax benefit at statutory rate	1,332,741	1,241,713	(3,660,705)
Effect of two-tier tax regime
Items not subject to taxes	(165,000)	(165,000)	(353)
Over/(Under) provision of tax	-	14,530	85,600
Tax loss from previous periods utilized	(176,170)	-	-
Temporary timing difference	(3,224)	8,757	3,661,058

Income tax expense	$988,347	$1,100,000	$85,600